LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 31, 2016

TO THE SUMMARY PROSPECTUS,

DATED MARCH 31, 2016, OF

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Prior to April 1, 2016, the fund’s name is “QS Batterymarch U.S. Large Cap Equity Fund.”

Prior to April 1, 2016, the following text replaces the applicable portion of the section of the fund’s Summary Prospectus titled “Management”:

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Batterymarch Financial Management, Inc. (“QS Batterymarch”)

Please retain this supplement for future reference.

QSIN257119